Sublease Agreement and Lease Exit Liability - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2012 Mendel [Member] sqft	Apr. 30, 2009 Mendel [Member] sqft	Jul. 18, 2007 Mendel [Member] sqft	Jul. 18, 2007 3929 Point Eden Way, Hayward, CA [Member] sqft
Sublease Agreement and Lease Exit Liability (Textual) [Abstract]
Number of square feet						3,300	1,550	48,000	72,000
Lease agreement initiation date	Jul. 18, 2007	Jul. 18, 2007
Impairment expense related to the sublease			$ 2,100,000
Lease exit current liability	162,000	144,000		120,000
Lease exit liability	502,000	609,000		729,000	828,000
Lease exit non- current liability	$ 340,000	$ 465,000		$ 609,000